Note 14 Debt securities at amortized cost (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	[2]	Dec. 31, 2021
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost	[1]	€ 49,462	€ 36,639	[3],[4]	€ 34,781
Domestic debt securities [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		27,114	18,541		18,031
Domestic debt securities [Member] | Government [member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		25,857	18,397		17,693
Domestic debt securities [Member] | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		1,028	0		0
Domestic debt securities [Member] | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		230	144		337
MEXICO
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		6,277	4,222		8,464
MEXICO | Government [member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		6,205	4,198		7,669
MEXICO | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		72	24		614
MEXICO | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		0			181
UNITED STATES
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		2,229	2,215		93
UNITED STATES | Government [member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		2,188	2,159		10
UNITED STATES | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		19	25		26
UNITED STATES | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		21	31		57
TURKEY
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		6,284	5,332		2,634
TURKEY | Government [member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		6,167	5,325		2,628
TURKEY | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		8	6		5
TURKEY | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		109	0		0
Other Countries [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		7,558	6,328		5,559
Other Countries [Member] | Government [member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		4,707	4,568		4,144
Other Countries [Member] | Central banks [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		22	21		0
Other Countries [Member] | credit institutions [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		1,239	345		171
Other Countries [Member] | Other issuers [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		1,591	1,394		1,243
Foreign debt securities [Member]
Debt securities at amortized cost [Line Items]
Debt Securities at amortized cost		€ 22,348	€ 18,097		€ 16,750

[1]
(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Notes 1.3, 2.3 and Appendix X). During 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at amortized cost” to other headings or from other headings to “Financial assets at amortized cost”.

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).